SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 9 - SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

Comprised as follows:
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)

Payroll and related amounts	$21	$204
Accrued expenses	263	273
Royalties to the Government of Israel	26	20